OTHER NON-OPERATING GAIN / (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Other Non-Operating Gain (Loss)
Ineffective portion of hedging activities	$ 0	$ 3		$ 15
Change of fair value of other derivatives	10	(4)		(23)
Gain /(loss) from money market funds	29	7		12
Other (losses) / gains	(30)	20		80
Other non-operating gain / (loss)	$ 9	$ 26	[1]	$ 84	[1]

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).